Debt - Debt Securitization (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Aggregate principal amount			$ 1,800,000
Principal Amount Outstanding	$ 4,602,317		710,349
January 2037 CLO Notes
Debt Instrument [Line Items]
Aggregate principal amount			0
Principal Amount Outstanding	694,100		$ 0
January 2037 CLO Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount		$ 694,100
January 2037 Class A-1 CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	399,000
January 2037 Class A-1 CLO Notes | Secured Debt
Debt Instrument [Line Items]
Principal Amount Outstanding		399,000
January 2037 Class A-2 CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	35,000
January 2037 Class A-2 CLO Notes | Secured Debt
Debt Instrument [Line Items]
Principal Amount Outstanding		35,000
January 2037 Class B CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	42,000
January 2037 Class B CLO Notes | Secured Debt
Debt Instrument [Line Items]
Principal Amount Outstanding		42,000
January 2037 CLO Subordinated Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	218,100
January 2037 CLO Subordinated Notes | Subordinated Debt
Debt Instrument [Line Items]
Principal Amount Outstanding		$ 218,100
Total January 2037 CLO Secured Notes | Secured Debt
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 476,000
Weighted average interest rate	1.62%